CAPITAL STOCK (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted
		Average
	Number of	Exercise
	Warrants	Price

Balance at January 31, 2010	9,458,443	$0.61
Issued	10,804,706	1.14
Exercised	(1,403,128)	0.36
Expired	(99,520)	0.72
Balance at January 31, 2011	18,760,501	$0.94
Issued	5,524,500	1.56
Exercised	(4,906,895)	0.50
Expired	(2,148,900)	0.85
Balance at January 31, 2012	17,229,206	$1.28
Expired	(900,000)	1.25
Balance at January 31, 2013	16,329,206	$1.28

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of	Exercise
Warrants	Price	Expiry Date
5,002,500	$1.60 (CDN$1.60)	August 19, 2013
522,000	$1.15 (CDN$1.15)	August 19, 2013
10,804,706	$1.14 (CDN$1.14)	October 26, 2015
16,329,206

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average
	Number of	Exercise
	Options	Price

Balance at January 31, 2010	4,393,334	$0.56
Granted	550,000	0.67
Exercised	(458,334)	0.36
Expired	(1,015,000)	0.60
Balance at January 31, 2011	3,470,000	0.59
Granted	1,650,000	1.15
Exercised	(1,242,500)	0.44
Expired	(300,000)	1.10
Balance at January 31, 2012	3,577,500	0.85
Granted	3,360,000	0.305
Exercised	(240,000)	0.34
Expired	(340,000)	0.81
Balance at January 31, 2013	6,357,500	$0.58

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Number of	Exercise
Stock Options	Price	Expiry Date
150,000	$0.35	October 28, 2013
137,500	$0.80	January 7, 2014
400,000	$0.37	February 10, 2014
150,000	$1.04	March 11, 2014
300,000	$0.855	January 19, 2015
400,000	$0.64 (CDN$0.64)	May 10, 2015
1,310,000	$1.15 (CDN$1.15)	August 23, 2016
150,000	$1.15 (CDN$1.15)	August 28, 2016
3,360,000	$0.305 (CDN$0.305)	October 31, 2015
6,357,500

Schedule of Share Based Compensation as additional paid-in capital in the consolidated statements of operations [Table Text Block]
	Year	Year	Year
	Ended	Ended	Ended
	January	January	January
	31, 2013	31, 2012	31, 2011
Consulting fees	$300,506	$509,196	$556,875
Director fees	201,000	-	-
Mineral property interests	178,677	105,212	-
Salaries and benefits	203,027	32,974	-
	$883,210	$647,382	$556,875

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2013	2012	2011
Risk-free interest rate	1.16%	1.31 - 2.19%	1.69 - 2.65%
Expected life of options	3 years	3 - 5 years	3 - 5 years
Annualized volatility	81%	86 - 96%	93 - 96%
Dividend rate	0%	0%	0%